Loan and lease operations	12 Months Ended
Dec. 31, 2025
Loan and Lease Operations [Abstract]
Loan and lease operations	Loan and lease operations
The accounting policy on financial assets and liabilities is presented in Note 2c IV.
a) Composition of loans and lease operations portfolio
Below is the composition of the carrying amount of loan and lease operations by type, sector of debtor, maturity and concentration:

Loans and lease operations by type	12/31/2025	12/31/2024
	Gross book value	Gross book value
Individuals	473,226	445,574
Credit card	153,526	143,048
Personal loan	66,498	66,104
Payroll loans	75,319	74,524
Vehicles	36,303	36,637
Mortgage loans	141,580	125,261
Companies	380,288	357,633
Large companies	158,738	152,412
Micro / small and medium companies	221,550	205,221
Foreign loans - Latin America	230,284	222,286
Total (1)	1,083,798	1,025,493
Expected credit loss	(48,341)	(49,024)
Total loans and lease operations, net of Expected Credit Loss	1,035,457	976,469
1) For better presentation and comparability, comparative balances have been reclassified according to current criteria.

By maturity	12/31/2025	12/31/2024
	Gross book value	Gross book value
Overdue as from 1 day	23,280	23,496
Falling due up to 3 months	270,555	273,729
Falling due from 3 months to 12 months	258,364	262,710
Falling due after 1 year	531,599	465,558
Total	1,083,798	1,025,493

By concentration	12/31/2025	12/31/2024
	Gross book value	Gross book value
Largest debtor	7,032	6,658
10 largest debtors	49,933	44,294
20 largest debtors	73,601	66,407
50 largest debtors	118,551	106,980
100 largest debtors	162,236	148,748
The Provision for expected credit loss comprises Expected credit loss for operations of financial guarantees, credit commitments and credits to be released of R$ (1,793) (R$ (4,928) at 12/31/2024).
The breakdown of the loans and lease operations portfolio by debtor’s industry is described in Note 32, item 1.4.1 - By business sector.
b) Gross book value by stages

Stage 1	Balance at 12/31/2024	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Acquisition / (Settlement)	Write-off	Balance at 12/31/2025
Individuals	347,749	(29,288)	(4,101)	36,920	355	59,172	-	410,807
Companies	332,440	(8,619)	(2,135)	6,727	506	30,346	-	359,265
Foreign units Latin America	196,464	(10,101)	(1,166)	9,542	1,347	14,859	-	210,945
Total	876,653	(48,008)	(7,402)	53,189	2,208	104,377	-	981,017

Stage 2	Balance at 12/31/2024	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Acquisition / (Settlement)	Write-off	Balance at 12/31/2025
Individuals	66,468	(36,920)	(14,712)	29,288	6,652	(15,907)	-	34,869
Companies	13,237	(6,727)	(6,220)	8,619	2,176	(1,339)	-	9,746
Foreign units Latin America	14,004	(9,542)	(4,474)	10,101	2,287	(2,047)	-	10,329
Total	93,709	(53,189)	(25,406)	48,008	11,115	(19,293)	-	54,944

Stage 3	Balance at 12/31/2024	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Acquisition / (Settlement)	Write-off	Balance at 12/31/2025
Individuals	31,357	(355)	(6,652)	4,101	14,712	9,497	(25,110)	27,550
Companies	11,956	(506)	(2,176)	2,135	6,220	(1,213)	(5,139)	11,277
Foreign units Latin America	11,818	(1,347)	(2,287)	1,166	4,474	(1,763)	(3,051)	9,010
Total	55,131	(2,208)	(11,115)	7,402	25,406	6,521	(33,300)	47,837

Consolidated 3 Stages	Balance at 12/31/2024	Acquisition / (Settlement)	Write-off (2)	Balance at 12/31/2025
Individuals	445,574	52,762	(25,110)	473,226
Companies	357,633	27,794	(5,139)	380,288
Foreign units Latin America	222,286	11,049	(3,051)	230,284
Total	1,025,493	91,605	(33,300)	1,083,798
1) In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
2) Includes updating the estimate regarding the write-off of operations.

Stage 1	Balance at 12/31/2023	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Acquisition / (Settlement)	Write-off	Balance at 12/31/2024
Individuals	317,335	(53,024)	(1,189)	35,139	243	49,245	-	347,749
Companies	278,412	(12,840)	(1,734)	5,339	212	63,051	-	332,440
Foreign units Latin America	164,907	(8,863)	(884)	3,378	22	37,904	-	196,464
Total	760,654	(74,727)	(3,807)	43,856	477	150,200	-	876,653

Stage 2	Balance at 12/31/2023	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Acquisition / (Settlement)	Write-off	Balance at 12/31/2024
Individuals	63,579	(35,139)	(14,153)	53,024	1,307	(2,150)	-	66,468
Companies	14,043	(5,339)	(5,974)	12,840	538	(2,871)	-	13,237
Foreign units Latin America	12,077	(3,378)	(4,601)	8,863	475	568	-	14,004
Total	89,699	(43,856)	(24,728)	74,727	2,320	(4,453)	-	93,709

Stage 3	Balance at 12/31/2023	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Acquisition / (Settlement)	Write-off	Balance at 12/31/2024
Individuals	35,702	(243)	(1,307)	1,189	14,153	6,019	(24,156)	31,357
Companies	15,190	(212)	(538)	1,734	5,974	(4,597)	(5,595)	11,956
Foreign units Latin America	9,345	(22)	(475)	884	4,601	(959)	(1,556)	11,818
Total	60,237	(477)	(2,320)	3,807	24,728	463	(31,307)	55,131

Consolidated 3 Stages	Balance at 12/31/2023	Acquisition / (Settlement)	Write-off	Balance at 12/31/2024
Individuals	416,616	53,114	(24,156)	445,574
Companies	307,645	55,583	(5,595)	357,633
Foreign units Latin America	186,329	37,513	(1,556)	222,286
Total (2)	910,590	146,210	(31,307)	1,025,493
1) In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
2) For better presentation and comparability, comparative balances have been reclassified according to current criteria.

Modification of contractual cash flows
The amortized cost of financial assets classified in stages 2 and stage 3, which had their contractual cash flows modified was R$ 1,097 (R$ 1,885 at 12/31/2024) before the modification, which gave rise to an effect on profit or loss of R$ 29 (R$ 23 from 01/01 to 12/31/2024). At 12/31/2025, the gross book value of financial assets which had their contractual cash flows modified in the period and were transferred to stage 1 corresponds to R$ 96 (R$ 266 at 12/31/2024).
c) Expected credit loss by stages

Stage 1	Balance at 12/31/2024	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	(Increase) / Reversal	Write-off	Balance at 12/31/2025
Individuals	(6,297)	1,420	176	(2,617)	(76)	1,009	-	(6,385)
Companies	(2,010)	339	45	(634)	(30)	694	-	(1,596)
Foreign units Latin America	(2,634)	347	76	(1,077)	(488)	1,934	-	(1,842)
Total	(10,941)	2,106	297	(4,328)	(594)	3,637	-	(9,823)

Stage 2	Balance at 12/31/2024	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	(Increase) / Reversal	Write-off	Balance at 12/31/2025
Individuals	(5,882)	2,617	5,460	(1,420)	(1,705)	(7,571)	-	(8,501)
Companies	(2,093)	634	2,313	(339)	(643)	(2,275)	-	(2,403)
Foreign units Latin America	(1,628)	1,077	939	(347)	(482)	(1,088)	-	(1,529)
Total	(9,603)	4,328	8,712	(2,106)	(2,830)	(10,934)	-	(12,433)

Stage 3	Balance at 12/31/2024	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	(Increase) / Reversal	Write-off	Balance at 12/31/2025
Individuals	(17,730)	76	1,705	(176)	(5,460)	(18,816)	25,110	(15,291)
Companies	(6,978)	30	643	(45)	(2,313)	(4,067)	5,139	(7,591)
Foreign units Latin America	(3,772)	488	482	(76)	(939)	(2,437)	3,051	(3,203)
Total	(28,480)	594	2,830	(297)	(8,712)	(25,320)	33,300	(26,085)

Consolidated 3 Stages	Balance at 12/31/2024	(Increase) / Reversal	Write-off	Balance at 12/31/2025
Individuals	(29,909)	(25,378)	25,110	(30,177)
Companies	(11,081)	(5,648)	5,139	(11,590)
Foreign units Latin America	(8,034)	(1,591)	3,051	(6,574)
Total	(49,024)	(32,617)	33,300	(48,341)
1)In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.

Stage 1	Balance at 12/31/2023	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	(Increase) / Reversal	Write-off	Closing balance 12/31/2024
Individuals	(4,923)	1,131	18	(1,809)	(7)	(707)	-	(6,297)
Companies	(1,929)	217	28	(328)	(46)	48	-	(2,010)
Foreign units Latin America	(1,891)	223	19	(129)	(3)	(853)	-	(2,634)
Total	(8,743)	1,571	65	(2,266)	(56)	(1,512)	-	(10,941)

Stage 2	Balance at 12/31/2023	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	(Increase) / Reversal	Write-off	Balance at 12/31/2024
Individuals	(6,127)	1,809	4,769	(1,131)	(153)	(5,049)	-	(5,882)
Companies	(2,561)	328	1,473	(217)	(134)	(982)	-	(2,093)
Foreign units Latin America	(1,497)	129	928	(223)	(124)	(841)	-	(1,628)
Total	(10,185)	2,266	7,170	(1,571)	(411)	(6,872)	-	(9,603)

Stage 3	Balance at 12/31/2023	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	(Increase) / Reversal	Write-off	Balance at 12/31/2024
Individuals	(18,001)	7	153	(18)	(4,769)	(19,258)	24,156	(17,730)
Companies	(10,709)	46	134	(28)	(1,473)	(543)	5,595	(6,978)
Foreign units Latin America	(3,225)	3	124	(19)	(928)	(1,283)	1,556	(3,772)
Total	(31,935)	56	411	(65)	(7,170)	(21,084)	31,307	(28,480)

Consolidated 3 Stages	Balance at 12/31/2023	(Increase) / Reversal	Write-off	Balance at 12/31/2024
Individuals	(29,051)	(25,014)	24,156	(29,909)
Companies	(15,199)	(1,477)	5,595	(11,081)
Foreign units Latin America	(6,613)	(2,977)	1,556	(8,034)
Total (2)	(50,863)	(29,468)	31,307	(49,024)
1) In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
2) For better presentation and comparability, comparative balances have been reclassified according to current criteria.

The consolidated balance of 3 Stages comprises Expected credit loss for Financial guarantees, Credit commitments and Credits to be released of R$ (1,793) (R$ (4,928) at 12/31/2024).
d) Lease operations - Lessor
Leases are composed of vehicles, machines, equipment and real estate in Brazil and abroad. The analysis of portfolio maturities is presented below:

	12/31/2025			12/31/2024
	Payments receivable	Future financial income	Present value	Payments receivable	Future financial income	Present value
Current	2,618	(612)	2,006	2,505	(462)	2,043
Non-current	8,799	(2,420)	6,379	8,987	(2,687)	6,300
From 1 to 2 years	2,023	(484)	1,539	1,918	(507)	1,411
From 2 to 3 years	1,495	(371)	1,124	1,481	(392)	1,089
From 3 to 4 years	1,254	(288)	966	1,024	(309)	715
From 4 to 5 years	755	(223)	532	960	(256)	704
Over 5 years	3,272	(1,054)	2,218	3,604	(1,223)	2,381
Total	11,417	(3,032)	8,385	11,492	(3,149)	8,343
In the period, revenues from leases were R$ 766 (R$ 822 at 01/01 to 12/31/2024).

e) Restricted operations and transfer of financial assets

Restricted and with co-obligation	12/31/2025				01/01 to 12/31/2025	12/31/2024				01/01 to 12/31/2024
	Assets		Liabilities		Income	Assets		Liabilities		Income
	Book value	Fair value	Book value	Fair value		Book value	Fair value	Book value	Fair value
Restricted operations on assets	9,167	-	9,191	-	(26)	10,078	-	10,083	-	(1)
Loan operations	9,167	-	-	-	(621)	10,078	-	-	-	2,603
Foreign borrowing through securities	-	-	9,191	-	595	-	-	10,083	-	(2,604)
Transfer of financial assets	199	197	199	197	-	512	509	512	508	-
Total	9,366	197	9,390	197	(26)	10,590	509	10,595	508	(1)

Without co-obligation	01/01 to 12/31/2025		01/01 to	01/01 to 12/31/2024
	Portfolio transferred	Income		Portfolio transferred	Income
Loan operations and other credits	886	(33)		1,352	17
Written off operations (WO)	10,567	283		14,814	407
Total	11,453	250		16,166	424